Accounting Policies (Principal Estimated Useful Lives Used for Computing Depreciation) (Detail)	12 Months Ended
Mar. 31, 2018
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives for computing depreciation	2 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives for computing depreciation	50 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives for computing depreciation	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives for computing depreciation	20 years